UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04060

Exact name of registrant as specified in charter:	Cash Accumulation Trust

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2007

Date of reporting period:	12/31/2006

Item 1.	Schedule of Investments

Cash Accumulation Trust / Liquid Assets Fund

Portfolio of Investments

as of December 31, 2006 (Unaudited)

Principal Amount (000)	Description	Value
CERTIFICATES OF DEPOSIT 20.3%
	American Express Centurion Bank
$ 14,000	5.32%, 12/13/07(a)	$13,999,336
	Banco Bilbao Vizcaya Argentina NY
35,005	5.31%, 6/20/07(a)	34,997,633
	Bank of America NA
49,000	5.31%, 8/23/07(a)	49,000,001
	Barclays Bank PLC NY
25,000	5.295%, 4/4/07 (a)	24,998,447
30,000	5.295%, 4/5/07(a)	29,998,332
	Citibank NA
40,000	5.315%, 2/2/07	39,997,040
	HBOS Treasury Services PLC
25,000	5.315%, 4/27/07	25,000,000
	National City Bank
30,000	5.35%, 3/2/07(a)	30,000,838
	Nordea Bank Finland PLC
25,000	5.27%, 4/26/07	25,000,000
	Skandinaviska Enskilda Banken AB
25,000	5.308%, 4/4/07(a)	24,999,073
	SunTrust Banks, Inc.
15,000	5.30%, 2/9/07(a)	14,999,843
20,000	5.319%, 5/1/07(a)	19,999,894
45,000	5.31%, 6/5/07(a)	45,000,000
	Unicredito Italiano NY
17,000	5.40%, 3/14/07	17,000,383
19,055	5.33%, 4/2/07	19,052,184
	Washington Mutual Bank FA
29,000	5.32%, 1/25/07	28,999,416

		443,042,420

COMMERCIAL PAPER 39.5%
	Amsterdam Funding Corp., 144A
42,500	5.26%, 2/2/07(b)	42,301,100
	Bank of America Corp.
9,000	5.20%, 3/22/07(b)	8,896,000
	Barton Capital Corp., 144A
46,737	5.28%, 1/17/07(b)	46,627,324
	Bryant Park Funding LLC, 144A
24,500	5.245%, 2/26/07(b)	24,300,107
36,006	5.25%, 2/28/07(b)	35,701,449
16,272	5.26%, 3/26/07(b)	16,072,288
22,000	5.26%, 3/28/07(b)	21,723,558
	Citigroup Funding, Inc.
41,231	5.26%, 2/13/07(b)	40,971,955
	Countrywide Financial Corp.
25,640	5.42%, 1/3/07(b)	25,632,280
20,000	5.35%, 1/23/07(b)	19,934,611

Principal Amount (000)	Description	Value
	DaimlerChrysler Revolving Auto Conduit LLC
10,144	5.30%, 1/23/07(b)	10,111,145
3,409	5.35%, 1/24/07(b)	3,397,348
37,786	5.29%, 2/12/07(b)	37,552,797
	DNB Nor Bank ASA
25,000	5.22%, 3/21/07(b)	24,713,625
	Edison Asset Securitization LLC, 144A
25,686	5.21%, 3/28/07(b)	25,366,309
	Falcon Asset Securitization Corp., 144A
50,000	5.31%, 1/30/07(b)	49,786,125
	Hewlett Packard Co., 144A
10,000	5.32%, 2/6/07(b)	9,946,800
4,000	5.31%, 2/9/07(b)	3,976,990
	HSBC Finance Corp.
12,128	5.25%, 3/23/07(b)	11,984,602
	ING America Insurance Holdings, Inc.
8,187	5.26%, 1/19/07(b)	8,165,468
	Irish Life & Permanent PLC, 144A
40,000	5.245%, 3/27/07(b)	39,504,639
26,850	5.22%, 5/22/07(b)	26,301,052
	Jupiter Securities Corp, 144A
9,974	5.29%, 1/23/07(b)	9,941,756
	Long Lane Master Trust, 144A
30,000	5.31%, 2/26/07(b)	29,752,200
20,269	5.26%, 3/8/07(b)	20,073,353
	Nestle Capital Corp., 144A
49,000	5.175%, 8/10/07(b)	47,443,331
	Old Line Funding Corp., 144A
9,991	5.29%, 1/23/07(b)	9,958,701
7,307	5.32%, 1/25/07(b)	7,281,085
28,500	5.29%, 1/26/07(b)	28,395,302
	Park Granada LLC, 144A
6,400	5.30%, 1/19/07(b)	6,383,040
	Prudential PLC, 144A
27,000	5.27%, 3/22/07(b)	26,683,500
	Sheffield Receivables Corp., 144A
30,471	5.31%, 1/19/07(b)	30,390,100
58,000	5.26%, 1/22/07(b)	57,822,037
	Toyota Motor Credit Corp.
23,500	5.12%, 3/1/07(b)	23,302,809
	Tulip Funding Corp., 144A
25,000	5.34%, 1/30/07(b)	24,892,458
	Windmill Funding Corp., 144A
5,000	5.23%, 2/15/07(b)	4,967,312

		860,254,556

OTHER CORPORATE OBLIGATIONS 33.8%
	American Express Centurion Bank, MTN
21,105	5.34%, 11/15/07(a)	21,106,764
	American Express Credit Corp., MTN
22,000	5.34%, 3/22/07(a)	22,001,314
10,000	5.45%, 1/4/08(a)	10,001,716
	BMW US Capital LLC, 144A
10,000	5.33%, 1/4/08(a)	10,000,000
	Branch Banking & Trust Co., MTN
74,200	5.44%, 6/3/07(a)	74,223,559

Principal Amount (000)	Description	Value
	Caja de Ahorros y Monte de Piedad de Madrid
22,000	5.369%, 10/19/07(a)	22,000,000
	Caterpillar Financial Services Corp., MTN
10,000	5.386%, 2/12/07(a)	10,000,337
	Citigroup Global Markets Holdings, Inc., MTN
9,000	5.431%, 3/16/07(a)	9,001,828
	DNB Nor Bank ASA, 144A
50,000	5.34%, 1/25/08(a)	50,000,000
	General Electric Capital Corp.
10,520	5.443%, 3/9/07, MTN(a)	10,522,389
6,000	5.475%, 7/9/07(a)	6,000,000
6,000	5.475%, 10/17/07, MTN(a)	6,000,000
	Goldman Sachs Group, Inc., MTN
5,050	5.51%, 1/9/07(a)	5,050,154
44,000	5.464%, 3/30/07(a)	44,011,505
	HBOS Treasury Services PLC, MTN, 144A
75,000	5.32%, 1/7/08(a)	75,000,000
	HSBC Finance Corp., MTN
18,500	5.15%, 4/15/07	18,492,947
36,900	5.34%, 1/4/08(a)	36,900,000
	Irish Life & Permanent PLC, MTN, 144A
12,000	5.39%, 1/2/08(a)	11,999,978
	JPMorgan Chase & Co., MTN
35,000	5.32%, 1/2/08(a)	35,000,000
	Merrill Lynch & Co. Inc., MTN
25,000	5.39%, 6/15/07(a)	25,006,364
10,000	5.60%, 7/11/07(a)	10,000,000
45,000	5.33%, 1/24/08(a)	45,000,000
	Metropolitan Life Insurance Co.
34,000	5.409%, 4/2/07(a)(c)(d) (cost $34,000,000; date purchased 10/2/06)	34,000,000
	Morgan Stanley Dean Witter & Co.
12,000	6.875%, 3/1/07	12,033,879
20,000	5.37%, 1/3/08, MTN(a)	20,000,000
18,000	5.44%, 1/25/08, MTN(a)	18,006,617
	National City Bank of Indiana, MTN
40,500	5.40%, 6/4/07(a)	40,509,781
	Nordea Bank AB, 144A
13,500	5.36%, 1/11/08(a)	13,500,000
	Paccar Financial Corp., MTN
17,000	5.35%, 1/11/08(a)	17,000,000
	Royal Bank of Canada, MTN
4,000	5.40%, 1/7/08(a)	4,000,000
	Skandinaviska Enskilda Banken AB, 144A
19,000	5.35%, 1/16/08(a)	19,000,000

		735,369,132

LOAN PARTICIPATIONS 2.1%
	Cargill, Inc.
20,000	5.34%, 1/17/07(c)	20,000,000
25,000	5.34%, 1/19/07(c)	25,000,000

		45,000,000

Principal Amount (000)	Description	Value
U.S. GOVERNMENT AGENCY 2.9%
	Federal Home Loan Banks
55,000	5.555%, 8/15/07	55,000,000
9,135	5.32%, 10/9/07	9,131,675

		64,131,675

REPURCHASE AGREEMENT 1.1%
	Goldman Sachs & Co.,
25,000	5.31%, dated 12/29/06, due 1/03/07 in the amount of $25,018,438 (cost $25,000,000; the value of the collateral plus accrued interest was $25,500,000)(e)	25,000,000

	Total Investments 99.7% (amortized cost $2,172,797,783)(f)	2,172,797,783
	Other assets in excess of liabilities 0.3%	5,936,406

	Net Assets 100.0%	$2,178,734,189

The following annotations have been used in the Portfolio:

M.T.N.–– Medium Term Note.

144A–– Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security that has been deemed illiquid.
(d)	Private placement, restricted as to resale and does not have a readily available market. The aggregate cost of such security is $34,000,000. The aggregate value of $34,000,000 is 1.6% of net assets.
(e)	Repurchase agreements are collateralized by United States Treasury or federal agency obligations.
(f)	Federal income tax basis is the same as for financial reporting purposes.

Cash Accumulation Trust / National Money Market Fund

Portfolio of Investments

as of December 31, 2006 (Unaudited)

Principal Amount (000)	Description	Value
Certificates of Deposit 9.3%
	Toronto Dominion Bank
$ 1,000	5.075%, 3/23/07	$999,585
	Unicredito Italiano New York
1,400	5.40%, 3/14/07	1,400,032
	Washington Mutual Bank FA
7,000	5.32%, 1/25/07	6,999,859

		9,399,476

Commercial Paper 34.6%
	Bank of America Corp.
6,000	5.20%, 3/22/07(b)	5,930,667
	Barton Capital Corp., 144A
7,400	5.28%, 1/17/07(b)	7,382,634
	Citigroup Funding, Inc.
6,137	5.26%, 2/13/07(b)	6,098,443
	DNB Nor Bank ASA
4,000	5.22%, 3/21/07(b)	3,954,180
	Falcon Asset Securitization Corp., 144A
500	5.26%, 3/1/07(b)	495,688
	Irish Life & Permanent PLC, 144A
3,000	5.24%, 3/19/07(b)	2,966,377
	Old Line Funding Corp., 144A
2,474	5.30%, 1/26/07(b)	2,464,894
	Sheffield Receivables Corp., 144A
4,000	5.26%, 1/22/07(b)	3,987,727
	SwedBank Mortgage AB
1,700	5.25%, 1/31/07(b)	1,692,555

		34,973,165

Loan Participation 3.7%
	Cargill, Inc.
3,746	5.34%, 1/17/07(c)
		3,746,000

Other Corporate Obligations 45.3%
	American Express Credit Corp., M.T.N.
4,000	5.45%, 1/4/08(a)	4,000,934
	General Electric Capital Corp.
8,000	5.475%, 7/9/07(a)	8,001,633
	HSBC Finance Corp., M.T.N.
3,100	5.34%, 1/4/08(a)	3,100,000
	Merrill Lynch & Co., Inc., M.T.N.
8,000	5.60%, 7/11/07(a)	8,000,000
	Morgan Stanley, M.T.N.
5,925	5.37%, 1/3/08(a)	5,925,000

	Nordea Bank AB, 144A
6,000	5.36%, 1/11/08(a)	6,000,000
	Paccar Financial Corp., M.T.N.
5,000	5.35%, 1/11/08(a)	5,000,000
	Skandinaviska Enskilda Banken AB, 144A
5,800	5.35%, 1/16/08(a)	5,800,000

		45,827,567

U.S. Government Agency 7.2%
	Federal Home Loan Bank
7,260	5.32%, 10/9/07	7,257,357

	Total Investments 100.1% (amortized cost $101,203,565)(d)	101,203,565
	Liabilities in excess of other assets (0.1%)	(75,661)

	Net Assets 100%	$101,127,904

The following annotations have been used in the Portfolio:

M.T.N. — Medium Term Note

144A –– Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted or the date on which the security can be redeemed at par.
(b)	Rate quoted represents yield-to-maturity as of date.
(c)	Indicates a security that has been deemed illiquid.
(d)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Notes to Portfolio of Investments (Unaudited)

Securities Valuations: Portfolio securities of the Fund are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

The Fund held illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with the United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one day, the value of the collateral is marked on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cash Accumulation Trust

By (Signature and Title)*	/s/Deborah A.Docs
Deborah A. Docs
Secretary of the Fund

Date February 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date February 23, 2007

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date February 23, 2007

*	Print the name and title of each signing officer under his or her signature.